S-K 1604(c) De-SPAC Dilution	Jan. 09, 2026 shares
No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	149,699,145
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	123,744,521
Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	142,511,645
Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	135,324,145
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
CCIX Stockholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	28,750,000
CCIX Stockholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	2,795,376
CCIX Stockholders [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	21,562,500
CCIX Stockholders [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	14,375,000
PlusAI Stockholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	113,036,645
PlusAI Stockholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	113,036,645
PlusAI Stockholders [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	113,036,645
PlusAI Stockholders [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	113,036,645